Submission	Oct. 23, 2026
Submission [Line Items]
Central Index Key	0002103076
Registrant Name	OPAY Ltd
Registration File Number	333-299385
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES